Leases - Schedule of Future Leases Obligations (Parenthetical) (Detail)	Dec. 25, 2013
Minimum [Member]
Future Lease Payments Due [Line Items]
Imputed interest rate	11.00%
Maximum [Member]
Future Lease Payments Due [Line Items]
Imputed interest rate	14.80%